SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Tables)	3 Months Ended	12 Months Ended
	Mar. 31, 2018	Dec. 31, 2017
Accounting Policies [Abstract]
Fair Value, Assets Measured on Nonrecurring Basis

Details of the Company’s subsidiaries which are included in these consolidated financial statements as of March 31, 2018 are as follows:

Name of Subsidiaries	Place and date of Incorporation	Percentage of Ownership	Principal Activities
Avalon Healthcare System, Inc. (“AHS”)	Delaware May 18, 2015	100% held by AVCO	Provides medical related consulting services and developing Avalon Cell and Avalon Rehab in United States of America (“USA”)

Avalon (BVI) Ltd. (“Avalon BVI”)	British Virgin Island January 23, 2017	100% held by AVCO	Dormant, will be dissolved in 2018

Avalon RT 9 Properties LLC (“Avalon RT 9”)	New Jersey February 7, 2017	100% held by AVCO	Owns and operates an income-producing real property and holds and manages the corporate headquarters

Avalon (Shanghai) Healthcare Technology Co., Ltd. (“Avalon Shanghai”)	PRC April 29, 2016	100% held by AHS	Provides medical related consulting services and developing Avalon Cell and Avalon Rehab in China

GenExosome Technologies Inc. (“GenExosome”)	Nevada July 31, 2017	60% held by AVCO	Develops proprietary diagnostic and therapeutic products leveraging exosome technology and markets and distributes proprietary Exosome Isolation Systems in USA

Beijing Jieteng (GenExosome) Biotech Co., Ltd. (“Beijing GenExosome”)	PRC August 7, 2015	100% held by GenExosome	Provides development services for hospitals and sales of related products developed to hospitals in China

At December 31, 2017 and 2016, intangible assets were measured at fair value on a nonrecurring basis as shown in the following tables.

	Quoted Price in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Balance at December 31, 2017	Impairment Loss
Patents and other technologies	$—	$—	$1,583,260	$1,583,260	$923,769
Goodwill	—	—	—	—	397,569
Total	$—	$—	$1,583,260	$1,583,260	$1,321,338

	Quoted Price in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Balance at December 31, 2016	Impairment Loss
Intangible assets	$—	$—	$—	$—	$—

Valuation of financial instrument

At March 31, 2018 and December 31, 2017, intangible assets were measured at fair value on a nonrecurring basis as shown in the following tables.

	Quoted Price in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Balance at March 31, 2018	Impairment Loss
Patents and other technologies	$—	$—	$1,501,367	$1,501,367	$—

	Quoted Price in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Balance at December 31, 2017	Impairment Loss
Patents and other technologies	$—	$—	$1,583,260	$1,583,260	$923,769
Goodwill	—	—	—	—	397,569
Total	$—	$—	$1,583,260	$1,583,260	$1,321,338

A rollforward of the level 3 valuation of the financial instrument is as follows:

	Patents and other technologies	Goodwill	Total
Balance at December 31, 2016	$—	$—	$—
Intangible assets acquired	2,593,478	397,569	2,991,047
Amortization of intangible assets	(86,449)	—	(86,449)
Impairment loss	(923,769)	(397,569)	(1,321,338)
Balance at December 31, 2017	$1,583,260	$—	$1,583,260

Schedule of cash balances by geographic area

At March 31, 2018 and December 31, 2017, the Company’s cash balances by geographic area were as follows:

Country:	March 31, 2018		December 31, 2017
United States	$873,663	41.1%	$1,700,024	56.2%
China	1,251,993	58.9%	1,327,009	43.8%
Total cash	$2,125,656	100.0%	$3,027,033	100.0%

At December 31, 2017 and 2016, the Company’s cash balances by geographic area were as follows:

Country:	December 31, 2017		December 31, 2016
United States	$1,700,024	56.2%	$360,559	12.5%
China	1,327,009	43.8%	2,525,630	87.5%
Total cash	$3,027,033	100.0%	$2,886,189	100.0%

Schedule of reconciliation of basic and diluted net income (loss) per share

The following table presents a reconciliation of basic and diluted net loss per share:

	Three Months Ended March 31, 2018	Three Months Ended March 31, 2017
Net loss available to Avalon GloboCare Corp. for basic and diluted net loss per share of common stock	$(1,481,579)	$(549,333)
Weighted average common stock outstanding - basic and diluted	69,781,733	62,595,289
Net loss per common share attributable to Avalon GloboCare Corp. - basic and diluted	$(0.02)	$(0.01)

The following table presents a reconciliation of basic and diluted net (loss) income per share:

	Year Ended December 31, 2017	Year Ended December 31, 2016
Net (loss) income available to Avalon GloboCare Corp. for basic and diluted net (loss) income per share of common stock	$(3,464,285)	$55,581
Weighted average common stock outstanding - basic and diluted	65,033,472	51,139,475
Net (loss) income per common share attributable to Avalon GloboCare Corp. - basic and diluted	$(0.05)	$0.00